CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 8,137	$ 16,194	$ 12,303
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,618	2,005	2,306
Depreciation of property, plant and equipment	4,649	3,958	3,069
Amortization of other intangible assets	8,566	8,765	3,230
Non-cash operating lease cost	4,716
Provision of inventories	1,069	1,090	15
Change in allowance for doubtful accounts	499	(8)	199
Impairment loss on goodwill		1,517
Losses on disposition of property, plant and equipment	354	344	21
Loss from equity method investments	555	1,484	172
Impairment loss from long-term investments	910	6,920	2,835
Gain from disposal of an investment		(318)
Change in fair value in connection with a business combination		(695)	(84)
Gain from deconsolidation of a subsidiary		(6,869)
Changes in operating assets and liabilities:
Accounts receivable	1,012	(631)	(1,921)
Inventories	(1,467)	(2,712)	(1,769)
Prepayments and other current assets	(6,926)	(7,568)	(2,710)
Amounts due from related parties	(2,453)	(535)	7
Deferred costs	(151)	(359)	(458)
Operating lease right-of-use assets	3,389
Deferred tax assets	(1,571)	1,154	(3,050)
Other non-current assets	3,038	(1,306)	(1,328)
Accrued expenses and other liabilities	15,435	(179)	357
Amounts due to related parties	165	623
Income tax payable	6,456	1,112	582
Deferred revenue	5,210	68,368	23,243
Operating lease liabilities	(7,384)
Refundable fees	1,264	(10,836)	13,444
Deferred tax liabilities	(7,129)	277	(369)
Net cash provided by operating activities	40,961	81,795	50,094
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired of US$565, nil and nil as of September 30, 2018, 2019 and 2020, respectively			(15,488)
Disposal of a consolidated subsidiary, net of cash disposed of nil, US$4,787 and nil as of September 30, 2018, 2019 and 2020, respectively		(2,769)
Purchase of term deposits	(25,158)
Maturity of term deposits	12,133
Purchase of short-term investments	(5,500)	(20,660)	(21,905)
Maturity of short-term investments	8,350	14,714	28,211
Acquisition of property, plant and equipment	(4,417)	(9,601)	(15,462)
Purchase of additional equity interests of a consolidated subsidiary		(5,571)
Settlement of contingent consideration related to previously acquired equity interests of a consolidated subsidiary		(1,048)
Proceeds from disposition of property, plant and equipment			49
Proceeds from disposal of equity securities without readily determinable fair value	762	3,589
Acquisition of other intangible assets	(290)	(663)	(736)
Payment of deposit for the acquisition of non-current assets	(488)	(2,744)	(8,359)
Payment of deposit for the purchase of investments		(218)
Purchase of equity method investments	(114)	(87)	(2,600)
Purchase of equity securities without readily determinable fair value	(1,427)		(18,136)
Purchase of available-for-sale investments			(1,071)
Net cash used in investing activities	(16,149)	(25,058)	(55,497)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	367	29	89
Loan repayments	(38,646)	(24,092)	(22,190)
Bank borrowings			35,300
Short-term loan acquired from a related party	20,000
Repayment of short-term loan to a related party			(1,677)
Proceeds from share options exercised by employees			1,489
Loan to optionees in connection with exercise of options			(1,557)
Repayment of loan to optionees in connection with exercise of options	192	135	193
Dividends paid to shareholders	(19,621)		(14,949)
Dividends paid by a subsidiary to its noncontrolling interests shareholders	(2,546)	(291)
Net cash used in financing activities	(40,254)	(24,219)	(3,302)
Exchange rate effect on cash and cash equivalents and restricted cash	10,224	(8,745)	(4,114)
Net (decrease) increase in cash and cash equivalents and restricted cash	(5,218)	23,773	(12,819)
Cash and cash equivalents and restricted cash at beginning of the year	106,335	82,562	95,381
Cash and cash equivalents and restricted cash at end of the year	101,117	106,335	82,562
Supplemental schedule of cash flow information
Income tax paid	(6,922)	(5,898)	(5,942)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	2,909	6,238	474
Income tax reversal	$ 627	$ 79	$ 299